Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document and entity information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	GasLog Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-35466
Entity Address, Address Line One	c/o GasLog LNG Services Ltd
Entity Address, Address Line Two	69 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Postal Zip Code	18537
Entity Address, Country	GR
Title of 12(b) Security	Series A Preference Shares, $0.01 par value per share
Security Exchange Name	NYSE
Entity Central Index Key	0001534126
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	GLOG PR A
Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Deloitte Certified Public Accountants S.A.	Deloitte Certified Public Accountants S.A.	Deloitte LLP
Auditor Location	Athens, Greece	Athens, Greece	London, United Kingdom
Auditor Firm ID	1163	1163	1147
Business Contact
Document and entity information
Entity Address, Address Line One	GasLog LNG Services Ltd
Entity Address, Address Line Two	69 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Postal Zip Code	18537
Entity Address, Country	GR
City Area Code	+30
Local Phone Number	210 459 1000
Contact Personnel Name	Alexandros Laios,
Contact Personnel Fax Number	210 459 1242
Common shares
Document and entity information
Number of shares outstanding	95,389,062
Series A Preference Shares
Document and entity information
Number of shares outstanding	4,600,000